Income taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Change in valuation allowance	$ 9,397,000	$ 12,909,000
Federal
Operating loss carryforwards
Net operating loss carryforwards	211,036,000
State
Operating loss carryforwards
Net operating loss carryforwards	$ 128,276,000